Optimum Fixed Income Fund
Optimum Fixed Income Fund
What are the Fund’s investment objectives?
Optimum Fixed Income Fund seeks a high level of income. The Fund may also seek growth of capital.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Optimum Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Optimum Fixed Income Fund	Class A	Class C		Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Optimum Fixed Income Fund		Class A	Class C	Institutional Class
Management fees		0.54%	0.54%	0.54%
Distribution and service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.38%	0.38%	0.38%
Total annual fund operating expenses		1.17%	1.92%	0.92%
Fee waivers and expense reimbursements	[1]	none	none	none
Total annual fund operating expenses after fee waivers and expense reimbursements		1.17%	1.92%	0.92%
[1]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.92% of the Fund’s average daily net assets from July 29, 2016 through July 29, 2017. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Optimum Fixed Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	564	805	1,065	1,806
Class C	295	603	1,037	2,243
Institutional Class	94	293	509	1,131

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Optimum Fixed Income Fund | Class C | USD ($)	195	603	1,037	2,243

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 536% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities (80% policy). This policy may be changed only upon 60 days’ prior notice to shareholders. The Fund focuses on securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, corporate debt securities, taxable and tax-exempt municipal securities, and mortgage-backed and asset-backed securities.

The Fund invests primarily in investment grade fixed income securities (that is, those rated BBB- or higher by Standard & Poor’s Financial Services LLC (S&P), Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization (NRSRO), or, if unrated, those determined by Delaware Management Company (Manager) or a sub-advisor to be of comparable quality).

The Fund may also invest in high yield securities (commonly known as junk bonds) rated lower than BBB- by S&P, lower than Baa3 by Moody’s, or similarly rated by another NRSRO, or, if unrated, determined by the Manager or the sub-advisor to be of comparable quality. The Fund may invest in securities denominated in foreign currencies and U.S. dollar-denominated securities of foreign issuers. The Fund may also invest in bank loans and other floating-rate securities, preferred stocks, and structured product securities. In keeping with the Fund’s investment objective, the Fund may also invest in futures, options, credit default swaps, and other derivatives instruments. The Fund may purchase individual securities of any maturity.

The Manager has selected Pacific Investment Management Company LLC (“PIMCO”) to serve as the Fund’s sub-advisor. The sub-advisor is responsible for the day-to-day investment management of the portion of the Fund’s assets that the Manager allocates to the sub-advisor. The Manager also is responsible for the day-to-day investment management of a portion of the Fund’s assets. Within their respective portions of Fund assets, both the Manager and PIMCO each manage an intermediate-term fixed income strategy. In addition, the Manager invests a portion of the Fund’s assets in its diversified floating-rate strategy, and PIMCO manages a portion of its Fund assets in its low duration strategy. The Manager may change the allocation between the Manager and sub-advisor and the various strategies noted herein at any time. The relative values of the Manager’s and sub-advisor’s share of the Fund’s assets also may change over time. The Manager and the sub-advisor each select investments for their respective portions of the Fund based on their own investment style and strategy as described below.

In managing its intermediate-term portion of the Fund’s assets, the Manager allocates investments principally among the following four sectors of the fixed income securities market: (1) the U.S. investment grade sector; (2) the U.S. high yield sector; (3) the international developed markets sector; and (4) the emerging markets sector. The Manager determines how much to allocate to each of these sectors based on its evaluation of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from investments in each of the sectors.

In managing its diversified floating-rate portion of the Fund’s assets, the Manager principally invests in a diversified group of floating-rate securities, including but not limited to, investment-grade corporate bonds, bank loans, high yield bonds, nonagency mortgage-backed securities, asset-backed securities, securities issued or guaranteed by the U.S. government, municipal bonds, and securities of foreign issuers in both developed and emerging markets. These floating-rate securities generally pay interest at rates that adjust whenever a specified interest rate changes and/or is reset on predetermined dates (such as the last day of a month or calendar quarter). Derivatives instruments may also be utilized to effectively convert the fixed-rate interest payments from a group of certain Fund portfolio securities into floating-rate interest payments. Currently, the average duration of the Manager’s diversified floating-rate portion of the Fund will generally not exceed one year. The average duration for the Manager’s diversified floating-rate strategy will normally be lower than the Manager’s intermediate-term strategy.

In selecting securities for both its intermediate-term and low duration portions of the Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Fund’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO’s outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO’s security selection techniques will produce the desired results.

Although PIMCO utilizes the above investment philosophy and process across all of the assets it manages for the Fund, the low duration portion of the assets that PIMCO manages will normally have a lower average duration than its intermediate-term portion of the Fund. Currently, PIMCO’s low duration portion of its Fund assets has an average duration which ranges from one to three years based on PIMCO’s forecast for interest rates.

Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The shorter a security’s duration, the less sensitive it will be to changes in interest rates.

In response to market, economic, political, or other conditions, the Manager or the sub-advisor may temporarily use a different investment strategy for defensive purposes. If the Manager or the sub-advisor does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective. The Fund’s investment objective is nonfundamental and may be changed without shareholder approval. However, the Fund’s Board of Trustees (Board) must approve any changes to nonfundamental investment objectives, and the Fund’s shareholders would be given at least 60 days’ notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. Principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Mortgage-backed and asset-backed securities risk — The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

Loans and other indebtedness risk — The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A portfolio’s ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a fund invests may not be considered securities. A fund therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Issuer specific risk — The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Portfolio management risk — The risk that the Manager’s and sub-advisors’ strategies and their security selections might fail to produce the intended result.

Derivatives risk — Derivatives contracts, such as futures, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Forward foreign currency risk — The use of forward foreign currency exchange contracts may substantially change a portfolio’s exposure to currency exchange rates and could result in losses to a fund if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a portfolio’s exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Neither the Manager nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. laws and regulations.

How has Optimum Fixed Income Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-, 5-, and 10-year  periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund’s most recently available month-end performance by calling 800 914-0278 or by visiting our website at optimummutualfunds.com.

Year-by-year total return (Institutional Class )

As of June 30, 2016, the Fund’s Institutional Class shares had a calendar year-to-date return of 3.92%. During the periods illustrated in this bar chart, the Institutional Class’s highest quarterly return was 9.87% for the quarter ended Sept. 30, 2009, and its lowest quarterly return was -5.03% for the quarter ended Dec. 31, 2008.

Average annual total returns for periods ended December 31, 2015
Average Annual Total Returns - Optimum Fixed Income Fund	1 Year	5 Years	10 Years
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	4.51%
Class A	(5.27%)	1.75%	4.27%
Class C	(2.62%)	1.95%	4.04%
Institutional Class	(0.66%)	3.00%	5.10%
Institutional Class | After Taxes on Distributions	(2.00%)	1.70%	3.43%
Institutional Class | After Taxes on Distributions and Sales	(0.36%)	1.83%	3.34%

After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Optimum International Fund
Optimum International Fund
What are the Fund’s investment objectives?
Optimum International Fund seeks long-term growth of capital. The Fund may also seek income.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Optimum International Fund	Class A	Class C		Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Optimum International Fund		Class A	Class C	Institutional Class
Management fees		0.77%	0.77%	0.77%
Distribution and service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.47%	0.47%	0.47%
Total annual fund operating expenses		1.49%	2.24%	1.24%
Fee waivers and expense reimbursements	[1]	none	none	none
Total annual fund operating expenses after fee waivers and expense reimbursements		1.49%	2.24%	1.24%
[1]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.25% of the Fund’s average daily net assets from July 29, 2016 through July 29, 2017. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Optimum International Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	718	1,019	1,341	2,252
Class C	327	700	1,200	2,575
Institutional Class	126	393	681	1,500

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Optimum International Fund | Class C | USD ($)	227	700	1,200	2,575

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

The Fund invests primarily in non-U.S. securities, including securities of issuers located in emerging markets, but, in any event, will invest at least 65% of its net assets in non-U.S. securities. The Fund considers non-U.S. securities to include those securities issued by companies: (i) whose principal securities trading markets are outside the U.S.; (ii) that derive 50% or more of their total revenue from either goods or services produced or sales made in markets outside the U.S.; (iii) that have 50% or more of their assets outside the U.S.; (iv) that are linked to non-U.S. dollar currencies; or (v) that are organized under the laws of, or with principal offices in, a country other than the U.S. The Fund does not limit its investments to issuers within a specific market capitalization range.

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that a sub-advisor believes provide opportunities for capital growth and income, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund’s investment objective, the Fund may also invest in futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund’s manager, Delaware Management Company (Manager), has selected EARNEST Partners LLC (EARNEST) and Acadian Asset Management LLC (Acadian) to serve as the Fund’s sub-advisors. Each sub-advisor is responsible for the day-to-day investment management of the portion of the Fund’s assets that the Manager allocates to the sub-advisor. The Manager may change the allocation at any time. The relative values of each sub-advisor’s share of the Fund’s assets also may change over time. Each sub-advisor selects investments for its portion of the Fund based on the sub-advisor’s own investment style and strategy.

In managing its portion of the Fund’s assets, EARNEST normally employs a fundamental, bottom-up investment process. The first step in EARNEST’s investment process is to screen the relevant universe to identify stocks that it believes are likely to outperform based on their financial characteristics and the current environment. Using an approach called Return Pattern Recognition, EARNEST seeks to identify the financial and market characteristics that have been in place when an individual company has produced outstanding performance. These characteristics include valuation measures, market trends, operating trends, growth measures, and profitability measures. EARNEST screens companies and selects for an in-depth fundamental review those exhibiting the set of characteristics that it believes indicate outperformance. The screening process allows EARNEST to review the relevant universe of companies and focus on those it considers the best prospects.

In managing its portion of the Fund’s assets, Acadian utilizes a disciplined quantitative strategy to actively invest in non-U.S. developed and emerging markets equity strategies. All stocks in the non-U.S. equity universe are evaluated across multiple quantitative factors. Acadian’s quantitative investment process builds portfolios from the bottom up, using proprietary valuation models that measure approximately 20 stock factors, focusing on those that have proven most effective in predicting returns. The result is a rating of all securities in the Acadian database in terms of each stock’s expected return. A portfolio optimization program is used to balance the expected return on the stocks with factors such as company, country, or industry weightings of the Fund’s benchmark index; desired level of risk; estimated transaction costs; available liquidity; and other requirements.

In response to market, economic, political, or other conditions, a sub-advisor may temporarily use a different investment strategy for defensive purposes. If a sub-advisor does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective. The Fund’s investment objective is nonfundamental and may be changed without shareholder approval. However, the Fund’s Board of Trustees (Board) must approve any changes to nonfundamental investment objectives, and the Fund’s shareholders would be given at least 60 days’ notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. Principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Equity risk — The risk that stocks and other equity securities generally fluctuate in value more than bonds.

Issuer specific risk — The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Portfolio management risk — The risk that the Manager’s and sub-advisors’ strategies and their security selections might fail to produce the intended result.

Derivatives risk — Derivatives contracts, such as futures, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Neither the Manager nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. laws and regulations.

How has Optimum International Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund’s most recently available month-end performance by calling 800 914-0278 or by visiting our website at optimummutualfunds.com.

Year-by-year total return (Institutional Class )

As of June 30, 2016, the Fund’s Institutional Class shares had a calendar year-to-date return of 0.46%. During the periods illustrated in this bar chart, the Institutional Class’s highest quarterly return was 25.09% for the quarter ended June 30, 2009, and its lowest quarterly return was -19.66% for the quarter ended Dec. 31, 2008.

Average annual total returns for periods ended December 31, 2015
Average Annual Total Returns - Optimum International Fund	1 Year	5 Years	10 Years
MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)	(0.39%)	4.07%	3.50%
MSCI EAFE Index (net) (reflects no deduction for fees, expenses, or taxes)	(0.81%)	3.60%	3.03%
Class A	(9.16%)	0.26%	1.05%
Class C	(5.33%)	0.74%	0.97%
Institutional Class	(3.41%)	1.74%	1.98%
Institutional Class | After Taxes on Distributions	(3.51%)	1.41%	1.53%
Institutional Class | After Taxes on Distributions and Sales	(1.69%)	1.39%	1.80%

After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Optimum Large Cap Growth Fund
Optimum Large Cap Growth Fund
What is the Fund’s investment objective?
Optimum Large Cap Growth Fund seeks long-term growth of capital.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Optimum Large Cap Growth Fund	Class A	Class C		Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Optimum Large Cap Growth Fund		Class A	Class C	Institutional Class
Management fees		0.74%	0.74%	0.74%
Distribution and service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.38%	0.38%	0.38%
Total annual fund operating expenses		1.37%	2.12%	1.12%
Fee waivers and expense reimbursements	[1]	(0.02%)	(0.02%)	(0.02%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.35%	2.10%	1.10%
[1]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.10% of the Fund’s average daily net assets from July 29, 2016 through July 29, 2017. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Optimum Large Cap Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	705	982	1,280	2,125
Class C	313	662	1,137	2,450
Institutional Class	112	354	615	1,361

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Optimum Large Cap Growth Fund | Class C | USD ($)	213	662	1,137	2,450

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large market capitalization companies (80% policy). This policy may be changed only upon 60 days’ prior notice to shareholders. For purposes of this Fund, large market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Growth Index. As of June 30, 2016, the Russell 1000 Growth Index had a market capitalization range between $1.1 billion and $523.7 billion. The market capitalization range for this index will change on a periodic basis. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment. Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a large capitalization for purposes of this 80% policy. Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of the Russell Investment Group.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that a sub-advisor believes provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible to common stocks. In keeping with the Fund’s investment objective, the Fund may also invest in foreign securities, including American depositary receipts (ADRs) and other depositary receipts and shares; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund’s manager, Delaware Management Company (Manager), has selected T. Rowe Price Associates, Inc. (T. Rowe Price) and Fred Alger Management, Inc. (Alger) to serve as the Fund’s sub-advisors. Each sub-advisor is responsible for the day-to-day investment management of the portion of the Fund’s assets that the Manager allocates to the sub-advisor. The Manager may change the allocation at any time. The relative values of each sub-advisor’s share of the Fund’s assets also may change over time. Each sub-advisor selects investments for its portion of the Fund based on the sub-advisor’s own investment style and strategy.

In managing its portion of the Fund’s assets, T. Rowe Price normally invests in common stocks of a diversified group of growth companies. While it may invest in companies of any market capitalization T. Rowe Price generally seeks investments in stocks of large-capitalization companies with one or more of the following characteristics: strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and ability to expand even during times of slow economic growth. T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall growth rate of the economy, the market will eventually reward it with a higher stock price. T. Rowe Price’s portion of the Fund may at times invest significantly in technology stocks.

In pursuing its investment strategy, T. Rowe Price has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that T. Rowe Price believes will provide an opportunity for substantial appreciation. These situations might arise when T. Rowe Price’s management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development. T. Rowe Price may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In managing its portion of the Fund’s assets, Alger invests in growth companies undergoing “Positive Dynamic Change.” Alger believes that investing in growth companies undergoing “Positive Dynamic Change” offers their clients the best investment opportunities over the long-term. Alger identifies these companies as those who demonstrate the following characteristics:

•    High unit volume growth

Vital, creative companies, which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or firms simply fulfilling an increased demand for an existing product line.

•     Positive life cycle change

Companies experiencing a major change that is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change; or merger and acquisition.

In implementing this philosophy, Alger places a heavy emphasis on original, in-depth analysis. Accordingly, Alger currently employs a team of more than 30 analysts. Analysts are sector specialists with responsibility to cover fundamental trends across the capitalization spectrum of their industries. The research team is composed of experienced analysts, who have years of experience analyzing the same industries and following the same companies as well as junior analysts supporting Alger’s research, financial modeling, and analytical process. The portfolio manager may sell a stock when it reaches a target price, exhibits deteriorating fundamentals, or to allocate to an opportunity with a more attractive risk/return profile.

In response to market, economic, political, or other conditions, a sub-advisor may temporarily use a different investment strategy for defensive purposes. If a sub-advisor does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective. The Fund’s investment objective is nonfundamental and may be changed without shareholder approval. However, the Fund’s Board of Trustees (Board) must approve any changes to nonfundamental investment objectives, and the Fund’s shareholders would be given at least 60 days’ notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. Principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Large capitalization company risk — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund's share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.

Equity risk — The risk that stocks and other equity securities generally fluctuate in value more than bonds.

Investment style risk – growth investing — The sub-advisors primarily use a particular style or set of styles — in this case “growth” styles — to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

Issuer specific risk — The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Portfolio management risk — The risk that the Manager’s and sub-advisors’ strategies and their security selections might fail to produce the intended result.

Derivatives risk — Derivatives contracts, such as futures, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Neither the Manager nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. laws and regulations.

How has Optimum Large Cap Growth Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund’s most recently available month-end performance by calling 800 914-0278 or by visiting our website at optimummutualfunds.com.

Year-by-year total return (Institutional Class )

As of June 30, 2016, the Fund’s Institutional Class shares had a calendar year-to-date return of -4.79%. During the periods illustrated in this bar chart, the Institutional Class’s highest quarterly return was 17.32% for the quarter ended June 30, 2009, and its lowest quarterly return was -24.54% for the quarter ended Dec. 31, 2008.

Average annual total returns for periods ended December 31, 2015
Average Annual Total Returns - Optimum Large Cap Growth Fund	1 Year	5 Years	10 Years
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	5.67%	13.53%	8.53%
Class A	1.69%	11.82%	6.78%
Class C	6.13%	12.37%	6.70%
Institutional Class	8.14%	13.50%	7.76%
Institutional Class | After Taxes on Distributions	5.58%	11.59%	6.77%
Institutional Class | After Taxes on Distributions and Sales	6.50%	10.43%	6.11%

After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Optimum Large Cap Value Fund
Optimum Large Cap Value Fund
What are the Fund’s investment objectives?
Optimum Large Cap Value Fund seeks long-term growth of capital. The Fund may also seek income.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Optimum Large Cap Value Fund	Class A	Class C		Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Optimum Large Cap Value Fund		Class A	Class C	Institutional Class
Management fees		0.70%	0.70%	0.70%
Distribution and service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.39%	0.39%	0.39%
Total annual fund operating expenses		1.34%	2.09%	1.09%
Fee waivers and expense reimbursements	[1]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.33%	2.08%	1.08%
[1]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.08% of the Fund’s average daily net assets from July 29, 2016 through July 29, 2017. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Optimum Large Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	703	974	1,266	2,094
Class C	311	654	1,123	2,420
Institutional Class	110	346	600	1,328

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Optimum Large Cap Value Fund | Class C | USD ($)	211	654	1,123	2,420

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large market capitalization companies (80% policy). This policy may be changed only upon 60 days’ prior notice to shareholders. For purposes of this Fund, large market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 1000® Value Index. As of June 30, 2016, the Russell 1000 Value Index had a market capitalization range between $1.5 billion and $523.7 billion. The market capitalization range for this index will change on a periodic basis. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment. Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a large capitalization for purposes of this 80% policy. Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of the Russell Investment Group.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that a sub-advisor believes provide opportunities for capital growth and income, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund’s investment objective, the Fund may also invest in foreign securities, including American Depositary Receipts (ADRs) and other depositary receipts and shares; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund’s manager, Delaware Management Company (Manager), has selected Massachusetts Financial Services Company (MFS) and Herndon Capital Management, LLC (Herndon), to serve as the Fund’s sub-advisors. Each sub-advisor is responsible for the day-to-day investment management of the portion of the Fund’s assets that the Manager allocates to the sub-advisor. The Manager may change the allocation at any time. The relative values of each sub-advisor’s share of the Fund’s assets also may change over time. Each sub-advisor selects investments for its portion of the Fund based on the sub-advisor’s own investment style and strategy.

MFS focuses on investing the Fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. MFS uses a bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

In managing its portion of the Fund’s assets, Herndon combines a value-oriented approach with fundamental analysis to seek to identify companies primarily from the Russell 1000 Index that it believes to have strong fundamentals and are undervalued relative to other companies comprising the Russell 1000 Index. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures. Companies that meet minimum capitalization and quality screens are evaluated and ranked based on a number of fundamental metrics. Herndon seeks to construct a portfolio that it believes has favorable characteristics relative to the Russell 1000 Index, including higher quality returns and lower valuation. To manage risk, Herndon seeks to limit sector and security exposure, maintain sector diversification, maintain a bias towards liquidity and adhere to a disciplined sell process.

In response to market, economic, political, or other conditions, a sub-advisor may temporarily use a different investment strategy for defensive purposes. If a sub-advisor does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective. The Fund’s investment objective is nonfundamental and may be changed without shareholder approval. However, the Fund’s Board of Trustees (Board) must approve any changes to nonfundamental investment objectives, and the Fund’s shareholders would be given at least 60 days’ notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. Principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Large capitalization company risk — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund's share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.

Equity risk — The risk that stocks and other equity securities generally fluctuate in value more than bonds.

Investment style risk – value investing — The sub-advisors primarily use a particular style or set of styles — in this case “value” styles — to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

Issuer specific risk — The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Portfolio management risk — The risk that the Manager’s and sub-advisors’ strategies and their security selections might fail to produce the intended result.

Derivatives risk — Derivatives contracts, such as futures, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Neither the Manager nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. laws and regulations.

How has Optimum Large Cap Value Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund’s most recently available month-end performance by calling 800 914-0278 or by visiting our website at optimummutualfunds.com.

Year-by-year total return (Institutional Class )

As of June 30, 2016, the Fund’s Institutional Class shares had a calendar year-to-date return of 2.52%. During the periods illustrated in this bar chart, the Institutional Class’s highest quarterly return was 17.54% for the quarter ended June 30, 2009, and its lowest quarterly return was -22.07% for the quarter ended Dec. 31, 2008.

Average annual total returns for periods ended December 31, 2015
Average Annual Total Returns - Optimum Large Cap Value Fund	1 Year	5 Years	10 Years
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	(3.83%)	11.27%	6.16%
Class A	(9.38%)	7.79%	4.80%
Class C	(5.49%)	8.31%	4.72%
Institutional Class	(3.58%)	9.41%	5.78%
Institutional Class | After Taxes on Distributions	(3.87%)	9.07%	5.37%
Institutional Class | After Taxes on Distributions and Sales	(1.79%)	7.46%	4.67%

After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Optimum Small-Mid Cap Growth Fund
Optimum Small-Mid Cap Growth Fund
What is the Fund’s investment objective?
Optimum Small-Mid Cap Growth Fund seeks long-term growth of capital.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Optimum Small-Mid Cap Growth Fund	Class A	Class C		Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Optimum Small-Mid Cap Growth Fund		Class A	Class C	Institutional Class
Management fees		1.10%	1.10%	1.10%
Distribution and service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.43%	0.43%	0.43%
Total annual fund operating expenses		1.78%	2.53%	1.53%
Fee waivers and expense reimbursements	[1]	(0.20%)	(0.20%)	(0.20%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.58%	2.33%	1.33%
[1]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.33% of the Fund’s average daily net assets from July 29, 2016 through July 29, 2017. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Optimum Small-Mid Cap Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	726	1,085	1,466	2,534
Class C	336	769	1,328	2,851
Institutional Class	135	464	815	1,807

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Optimum Small-Mid Cap Growth Fund | Class C | USD ($)	236	769	1,328	2,851

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 104% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small- and mid-market capitalization companies (80% policy). This policy may be changed only upon 60 days’ prior notice to shareholders. For purposes of this Fund, small-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Growth Index, and mid-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Growth Index. As of June 30, 2016, the Russell 2000 Growth Index had a market capitalization range between $23.4 million and $4.1 billion, and the Russell Midcap Growth Index had a market capitalization range between $1.1 billion and $28.6 billion. The market capitalization ranges for these Indices will change on a periodic basis. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment. Companies whose market capitalization no longer meets the respective definition above after purchase continue to be considered either small- or mid-market-capitalization companies, as applicable, for purposes of this 80% policy. Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of the Russell Investment Group.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that a sub-advisor believes provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund’s investment objective, the Fund may also invest in foreign securities, including American depositary receipts (ADRs) and other depositary receipts and shares; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund’s manager, Delaware Management Company (Manager), has selected Columbus Circle Investors (CCI) and Peregrine Capital Management LLC (Peregrine) to serve as the Fund’s sub-advisors. Each sub-advisor is responsible for the day-to-day investment management of the portion of the Fund’s assets that the Manager allocates to the sub-advisor. The Manager may change the allocation at any time. The relative values of each sub-advisor’s share of the Fund’s assets also may change over time. Each sub-advisor selects investments for its portion of the Fund based on the sub-advisor’s own investment style and strategy.

In managing its portion of the Fund’s assets, CCI’s primary objective is to outperform the  Russell 2500TM Growth Index over a full market cycle. No assurances can be given that this objective will be achieved. CCI targets small- to mid-sized businesses providing new technologies, products or services. CCI’s Positive Momentum & Positive Surprise investment philosophy is based on the premise that companies producing better than expected results will have rising securities prices, while companies producing less than expected results will not. CCI focuses its research on finding Positive Momentum & Positive Surprise, that is, companies that exceed investors’ expectations. Through thorough analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals selects companies that meet its criteria of Positive Momentum & Positive Surprise. Companies whose stocks are experiencing Positive Momentum & Positive Surprise are considered attractive for purchase, and companies falling short or in line with CCI’s expectations are avoided or sold.

In managing its portion of the Fund’s assets, Peregrine’s investment process is designed to profit from identifying “Information Gaps,” when a stock’s underlying fundamentals are not reflected in the price of the stock. These Information Gaps exist frequently in small, rapidly growing companies, creating the potential for dramatic stock price appreciation. Accordingly, Peregrine focuses its research on companies experiencing high growth and significant fundamental change. Fundamental research is the most important aspect of Peregrine’s investment process. A key driver of the research process is one-on-one meetings with management teams. During these discussions, Peregrine assesses four key variables:  the size of the growth opportunity; the company’s ability to manufacture, market, and sell its product or service; income statement and balance sheet quality and trends; and the credibility and capability of the management team. The process does not seek to identify companies that score top marks in all of these categories, rather the Peregrine investment team is focused on gaining a differentiated view of the company’s future earnings potential or underlying acquisition value versus the street — an Information Gap. The resulting portfolio is well-diversified and is structured to derive the majority of it returns through stock selection.

In response to market, economic, political, or other conditions, a sub-advisor may temporarily   use a different investment strategy for defensive purposes. If a sub-advisor does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective. The Fund’s investment objective is nonfundamental and may be changed without shareholder approval. However, the Fund’s Board of Trustees (Board) must approve any changes to nonfundamental investment objectives, and the Fund’s shareholders would be given at least 60 days’ notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. Principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Small- and mid-market capitalization company risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Equity risk — The risk that stocks and other equity securities generally fluctuate in value more than bonds.

Investment style risk – growth investing — The sub-advisors primarily use a particular style or set of styles — in this case “growth” styles — to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

Issuer specific risk — The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Portfolio management risk — The risk that the Manager’s and sub-advisors’ strategies and their security selections might fail to produce the intended result.

Derivatives risk — Derivatives contracts, such as futures, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Neither the Manager nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. laws and regulations.

How has Optimum Small-Mid Cap Growth Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund’s most recently available month-end performance by calling 800 914-0278 or by visiting our website at optimummutualfunds.com.

Year-by-year total return (Institutional Class )

As of June 30, 2016, the Fund’s Institutional Class shares had a calendar year-to-date return of -5.14%. During the periods illustrated in this bar chart, the Institutional Class’s highest quarterly return was 22.05% for the quarter ended Sept. 30, 2009, and its lowest quarterly return was -28.14% for the quarter ended Dec. 31, 2008.

Average annual total returns for periods ended December 31, 2015
Average Annual Total Returns - Optimum Small-Mid Cap Growth Fund	1 Year	5 Years	10 Years
Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)	(0.19%)	11.43%	8.49%
Class A	(11.05%)	6.98%	3.83%
Class C	(7.07%)	7.52%	3.74%
Institutional Class	(5.40%)	8.60%	4.78%
Institutional Class | After Taxes on Distributions	(8.48%)	6.52%	3.67%
Institutional Class | After Taxes on Distributions and Sales	(0.51%)	6.71%	3.79%

After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Optimum Small-Mid Cap Value Fund
Optimum Small-Mid Cap Value Fund
What is the Fund’s investment objective?
Optimum Small-Mid Cap Value Fund seeks long-term growth of capital.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Optimum Small-Mid Cap Value Fund	Class A	Class C		Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Optimum Small-Mid Cap Value Fund		Class A	Class C	Institutional Class
Management fees		1.01%	1.01%	1.01%
Distribution and service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.43%	0.43%	0.43%
Total annual fund operating expenses		1.69%	2.44%	1.44%
Fee waivers and expense reimbursements	[1]	(0.19%)	(0.19%)	(0.19%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.50%	2.25%	1.25%
[1]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.25% of the Fund’s average daily net assets from July 29, 2016 through July 29, 2017. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Optimum Small-Mid Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	719	1,060	1,423	2,443
Class C	328	742	1,283	2,762
Institutional Class	127	437	769	1,708

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Optimum Small-Mid Cap Value Fund | Class C | USD ($)	228	742	1,283	2,762

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 90% of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small- and mid-market capitalization companies (80% policy). This policy may be changed only upon 60 days’ prior notice to shareholders. For purposes of this Fund, small-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Value Index, and mid-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Value Index. As of June 30, 2016, the Russell 2000 Value Index had a market capitalization range between $23.4 million and $4.1 billion, and the Russell Midcap Value Index had a market capitalization range between $1.5 billion and $28.6 billion. The market capitalization ranges for these indices will change on a periodic basis. A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment. Companies whose market capitalization no longer meets the respective definition above after purchase continue to be considered either small- or mid-capitalization companies, as applicable, for purposes of this 80% policy. Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of the Russell Investment Group.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that a sub-advisor believes provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund’s investment objective, the Fund may also invest in foreign securities, including American depositary receipts (ADRs) and other depositary receipts and shares; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund’s manager, Delaware Management Company (Manager), has selected LSV Asset Management (LSV) and Westwood Management Corp. (Westwood) to serve as the Fund’s sub-advisors. Each sub-advisor is responsible for the day-to-day investment management of the portion of the Fund’s assets that the Manager allocates to the sub-advisor. The Manager may change the allocation at any time. The relative values of each sub-advisor’s share of the Fund’s assets also may change over time. Each sub-advisor selects investments for its portion of the Fund based on its own investment style and strategy.

In managing its portion of the Fund’s assets, LSV uses a quantitative investment model to make investment decisions for its sleeve of the Fund. The investment model ranks securities based on fundamental measures of value (such as the price-to-earnings ratio) and indicators of near-term appreciation potential (such as recent price appreciation). The investment model selects stocks to buy from the higher-ranked stocks and selects stocks to sell from those whose rankings have decreased, subject to overall risk controls.

In managing its portion of the Fund’s assets, Westwood utilizes a value style of investing in choosing common stocks that it believes have limited downside risk and it believes are currently undervalued in the market. Other key metrics for evaluating the risk/return profile of an investment may include, but are not limited to, strong free cash flow; an improving return on equity; a declining debt/equity ratio; and in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood also has disciplines in place that generally serve as sell signals, such as a security reaching a predetermined price target or a change to a company’s fundamentals that negatively impacts the original investment thesis.

In response to market, economic, political, or other conditions, a sub-advisor may temporarily use a different investment strategy for defensive purposes. If a sub-advisor does so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective. The Fund’s investment objective is nonfundamental and may be changed without shareholder approval. However, the Fund’s Board of Trustees (Board) must approve any changes to nonfundamental investment objectives, and the Fund’s shareholders would be given at least 60 days’ notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. Principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Small- and mid-market capitalization company risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Equity risk — The risk that stocks and other equity securities generally fluctuate in value more than bonds.

Investment style risk – value investing — The sub-advisors primarily use a particular style or set of styles — in this case “value” styles — to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

Issuer specific risk — The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

Portfolio management risk — The risk that the Manager’s and sub-advisors’ strategies and their security selections might fail to produce the intended result.

Derivatives risk — Derivatives contracts, such as futures, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Liquidity risk — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates — The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Neither the Manager nor its affiliates referred to in this document are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by U.S. laws and regulations.

How has Optimum Small-Mid Cap Value Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund’s most recently available month-end performance by calling 800 914-0278 or by visiting our website at optimummutualfunds.com.

Year-by-year total return (Institutional Class )

As of June 30, 2016, the Fund’s Institutional Class shares had a calendar year-to-date return of 2.32%. During the periods illustrated in this bar chart, the Institutional Class’s highest quarterly return was 25.21% for the quarter ended June 30, 2009, and its lowest quarterly return was -32.87% for the quarter ended Dec. 31, 2008.

Average annual total returns for periods ended December 31, 2015
Average Annual Total Returns - Optimum Small-Mid Cap Value Fund	1 Year	5 Years	10 Years
Russell 2500™ Value Index (reflects no deduction for fees, expenses, or taxes)	(5.49%)	9.23%	6.51%
Class A	(16.18%)	4.54%	2.90%
Class C	(12.51%)	5.06%	2.82%
Institutional Class	(10.76%)	6.11%	3.86%
Institutional Class | After Taxes on Distributions	(11.56%)	4.83%	2.99%
Institutional Class | After Taxes on Distributions and Sales	(5.40%)	4.86%	3.13%

After-tax performance is presented only for Institutional Class shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.